Accounts Payable and Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 6 – Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following at June 30, 2022 and 2021:

	June 30,	December 31,
	2022	2021
Trade accounts payable	$5,447,673	$3,933,305
Accrued payroll and payroll taxes	341,040	23,554
Other	-	19,205
Total accounts payable and accrued liabilities	$5,788,713	$3,976,064

Note 6 – Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following at December 31, 2021 and 2020:

	December 31,	December 31,
	2021	2020
Trade accounts payable	3,933,305	824,405
Accrued payroll and payroll taxes	23,554	244,926
Other	19,205	-
Total accounts payable and accrued liabilities	3,976,064	1,069,331